Financial Instruments by Category (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets - Amortized cost
Cash and cash equivalents		R$ 309,893	R$ 311,156	R$ 43,287	R$ 102,231
Marketable securities		166,349	491,102
Trade receivables		505,514	492,234
Other receivables		2,105	124
Related parties – other receivables		501	2,070
Liabilities - Amortized cost
Bonds and financing		831,226	793,341	1,640,947
Lease Liabilities		160,542	173,103	153,714
Reverse Factoring	[1]	97,619	110,513
Suppliers		167,168
Accounts Payable for business combination		532,313	48,055	R$ 10,941
Other liabilities - related parties		39,271	135,307
Loans from related parties			20,884
Liabilities - Amortized cost [member]
Liabilities - Amortized cost
Bonds and financing		831,226	793,341
Lease Liabilities		160,542	173,103
Reverse Factoring		97,619	110,513
Suppliers		167,168	168,941
Accounts Payable for business combination		532,313	48,055
Other liabilities - related parties		39,271	135,307
Loans from related parties			20,884
Liabilities - Amortized cost		1,828,139	1,450,144
Assets - Amortized cost [member]
Assets - Amortized cost
Cash and cash equivalents		309,893	311,156
Marketable securities		166,349	491,102
Trade receivables		505,514	492,234
Other receivables		2,105	124
Related parties – other receivables		501	2,070
Assets - Amortized cost		R$ 984,362	R$ 1,296,686

[1]	Some of the Company’s domestic suppliers sell their products with extended payment terms and may subsequently transfer their receivables due by the Company to financial institutions without right of recourse, in a transaction characterized as “Reverse Factoring”. The Company charged interest over the payment term at a rate that is commensurate with its own credit risk. The reverse factoring presents maturity dates from up to one year.